Stock Options - Key Assumptions Used for Monte Carlo Simulation Option Pricing Model (Parenthetical) (Detail)	Dec. 31, 2018 shares
Series 8 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares represented by each stock option	200